Note 8 - Statutory Accounting Practices	12 Months Ended
Dec. 31, 2011
Statutory Accounting Practices [Text Block]
NOTE H - Statutory Accounting Practices

Investors Heritage Life's statutory-basis capital and surplus was $19,538,234 and $19,392,760 at December 31, 2011 and 2010, respectively.  Statutory-basis net income was $1,690,216 and $2,446,651 for 2011 and 2010, respectively.

Principal adjustments to statutory amounts to derive GAAP amounts include: a) costs of acquiring new policies are deferred and amortized; b) benefit reserves are calculated using more realistic investment, mortality and withdrawal assumptions; c) changes in deferred taxes associated with timing differences are recorded in net income rather than directly to equity; d) value of business acquired and goodwill established for acquired companies differ from admitted statutory goodwill; e) accounting for certain investments in debt securities is at fair value with unrealized gains and losses reported as a separate component of equity; and f) statutory asset valuation reserves and interest maintenance reserves are eliminated.